Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Anchiano Therapeutics Ltd.
Entity Central Index Key	0001534248
Trading Symbol	ANCN
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	15,575,682
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false